RESTRUCTURING - Restructuring Accruals in Balance Sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RESTRUCTURING
Beginning accrued restructuring cost		$ 2,884
Additions	$ 160	(69)
Payments	$ (160)	$ (2,815)